Employee Share Schemes - Summary of Valuation Model Used to Valuing Saving - Related Option to Arrive at the Share Based Payment Charge (Detail) - Share Options and Savings-Related Options [member] - £ / shares
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of share options and savings related options [line items]
Risk-free interest rate	(0.07%)	0.44%	0.76%
Dividend yield	6.20%	4.50%	5.30%
Volatility	27.00%	22.00%	21.00%
Expected life	3 years	3 years	3 years
Savings-related options grant price (including 20% discount)	£ 10.34	£ 14.15	£ 12.09